Capital stock - Voting Common Shares (Details) - CAD ($)	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of classes of share capital [line items]
Issued capital	$ 55,421,479	$ 50,395,717
Common shares
Disclosure of classes of share capital [line items]
Issued capital	$ 55,382,754	$ 50,395,717
Shares outstanding	163,403	82,795	62,365	61,669
Pre-funded warrants
Disclosure of classes of share capital [line items]
Issued capital	$ 38,725
Shares outstanding	475	0